Related Parties - Summary of Transactions with Equity-Accounted Investee and Its Subsidiaries (Detail) - Holiday IQ Pte Ltd and Subsidiaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Transactions
Revenue from air ticketing	$ 6	$ 38	$ 36
Services received	$ 11		$ 75
Balance Outstanding
Contract liability		$ 2